UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10145
Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices)	(Zip code)

Angus N G Macdonald

1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Explanatory Note: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
September 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

COMMON STOCKS - 96.6%
ARGENTINA - 1.4%
MercadoLibre, Inc.	342,100	$28,240,355

AUSTRALIA - 3.1%
Brambles Ltd.	3,075,592	22,286,461
Cochlear Ltd.	287,715	19,960,568
Woolworths Ltd.	671,512	19,995,613

		62,242,642

BELGIUM - 0.7%
Groupe Bruxelles Lambert SA	188,912	14,030,810

BERMUDA - 0.7%
Seadrill Ltd.	352,961	13,865,925

BRAZIL - 0.9%
Petroleo Brasileiro SA ADR	793,300	18,198,302

CANADA - 4.5%
Cenovus Energy, Inc.	349,956	12,213,397
Eldorado Gold Corp.	1,270,632	19,374,198
Fairfax Financial Holdings Ltd.	91,216	35,232,887
Ritchie Bros. Auctioneers, Inc.	802,706	15,437,149
Westport Innovations, Inc. (a)	248,031	6,922,969

		89,180,600

CHINA - 8.9%
Baidu, Inc. ADR (a)	224,764	26,256,930
Cheung Kong Holdings Ltd.	1,205,000	17,603,507
China Shenhua Energy Co., Ltd., Class H	6,590,000	25,464,427
Hang Seng Bank Ltd.	1,557,900	23,815,666
Hong Kong Exchanges and Clearing Ltd.	2,142,300	32,185,491
Kunlun Energy Co., Ltd.	16,744,000	29,196,137
Want Want China Holdings Ltd.	18,552,000	23,615,936

		178,138,094

DENMARK - 2.0%
DSV A/S	920,128	20,656,628
Novozymes A/S, B Shares	662,887	18,283,381

		38,940,009

FINLAND - 3.1%
Kone Oyj, B Shares	556,329	38,558,611
Sampo Oyj, A Shares	751,052	23,403,440

		61,962,051

FRANCE - 4.2%
CFAO SA	368,435	17,642,659
Compagnie Generale d’Optique Essillor International SA	330,446	30,921,820
Edenred	641,467	18,012,145
Lafarge SA	325,566	17,491,839

		84,068,463

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

GERMANY - 2.0%
Aixtron SE NA	527,907	$6,982,242
Continental AG	115,363	11,314,172
Deutsche Boerse AG	400,303	22,151,850

		40,448,264

INDIA - 0.7%
Infrastructure Development Finance Co., Ltd.	5,019,166	14,648,072

IRELAND - 2.9%
CRH Plc.	833,819	16,051,504
James Hardie Industries SE CDI	2,153,102	19,338,022
Ryanair Holdings Plc. ADR (a)	702,366	22,651,304

		58,040,830

JAPAN - 8.6%
Canon, Inc.	342,700	10,999,881
Fast Retailing Co., Ltd.	111,300	25,848,115
Inpex Corp.	2,873	17,079,258
Mitsui & Co., Ltd.	1,013,200	14,214,864
Olympus Corp. (a)	821,300	16,034,859
Rakuten, Inc.	2,546,300	25,890,906
Shimano, Inc.	216,100	15,690,228
SMC Corp.	131,000	21,082,312
Tokyo Electron Ltd.	286,100	12,187,873
Trend Micro, Inc.	441,000	12,295,954

		171,324,250

NETHERLANDS - 2.7%
Heineken Holding NV	483,408	23,483,582
Unilever NV CVA	848,682	30,099,383

		53,582,965

NORWAY - 1.1%
Aker Solutions ASA	1,098,667	20,929,206

PERU - 1.4%
Credicorp Ltd.	224,766	28,158,684

PORTUGAL - 0.4%
Galp Energia, SGPS, SA, B Shares	482,230	7,812,506

RUSSIA - 1.8%
Magnit OJSC GDR Reg S	723,720	24,647,317
Sberbank of Russia ADR	958,998	11,300,101

		35,947,418

SINGAPORE - 2.9%
DBS Group Holdings Ltd.	2,051,120	23,957,600
United Overseas Bank Ltd.	2,169,175	34,591,836

		58,549,436

SOUTH AFRICA - 3.1%
Massmart Holdings Ltd.	631,447	12,661,509
Naspers Ltd., N Shares	774,060	48,008,727

		60,670,236

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

SOUTH KOREA - 4.3%
Hyundai Mobis	59,368	$16,504,608
NHN Corp.	55,401	14,439,086
Samsung Electronics Co., Ltd. Reg S	45,529	54,866,919

		85,810,613

SPAIN - 1.6%
Inditex SA	252,176	31,333,592

SWEDEN - 5.3%
Atlas Copco AB, B Shares	2,654,127	55,634,202
Svenska Handelsbanken AB, A Shares	1,321,176	49,582,418

		105,216,620

SWITZERLAND - 2.9%
Nestle SA	929,759	58,665,352

TAIWAN - 3.8%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,230,073	20,316,223
Taiwan Semiconductor Manufacturing Co., Ltd.	17,860,000	54,942,250

		75,258,473

TURKEY - 1.9%
Anadolu Efes Biracilik ve Malt Sanayii A/S	768,767	11,421,918
BIM Birlesik Magazalar A/S	420,957	17,562,511
Turkiye Garanti Bankasi A/S	2,076,580	8,675,228

		37,659,657

UNITED KINGDOM - 19.2%
Amlin Plc.	3,722,822	24,282,879
Antofagasta Plc.	1,183,764	24,210,427
ARM Holdings Plc.	3,005,638	28,053,668
BG Group Plc.	1,075,648	21,765,502
BHP Billiton Plc.	625,699	19,539,422
British American Tobacco Plc.	835,589	42,935,544
Burberry Group Plc.	428,185	6,933,215
Capita Plc.	2,043,258	25,590,026
Experian Plc.	1,879,523	31,295,495
Hargreaves Lansdown Plc.	1,027,172	10,447,004
Petrofac Ltd.	494,142	12,767,117
Premier Farnell Plc.	4,024,480	11,210,751
Prudential Plc.	1,952,544	25,354,386
Rio Tinto Plc.	768,166	35,918,956
Tullow Oil Plc.	1,560,753	34,624,060
Wolseley Plc.	635,272	27,174,450

		382,102,902

UNITED STATES - 0.5%
PriceSmart, Inc.	142,858	10,817,208

Total Common Stocks (cost $1,742,658,510)		1,925,843,535

PREFERRED STOCKS - 1.6%
BRAZIL - 1.6%
Itau Unibanco Holding SA ADR	828,255	12,655,737
Vale SA ADR	1,120,700	19,455,352

Total Preferred Stocks (cost $40,729,844)		32,111,089

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued) September 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

Value

TOTAL INVESTMENTS - 98.2% (cost $1,783,388,354)	$1,957,954,624
Other assets less liabilities - 1.8%	36,013,657

NET ASSETS - 100.0%	$1,993,968,281

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - CHESS Depositary Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2012, the aggregate cost of investment securities for income tax purposes was $1,783,388,354. Net unrealized appreciation aggregated $174,566,270 of which $236,802,820 related to appreciated investment securities and $62,236,550 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks
Argentina	$28,240,355	$—	$—	$28,240,355
Australia	—	62,242,642	—	62,242,642
Belgium	—	14,030,810	—	14,030,810
Bermuda	—	13,865,925	—	13,865,925
Brazil	18,198,302	—	—	18,198,302
Canada	89,180,600	—	—	89,180,600
China	26,256,930	151,881,164	—	178,138,094
Denmark	—	38,940,009	—	38,940,009
Finland	—	61,962,051	—	61,962,051
France	—	84,068,463	—	84,068,463
Germany	—	40,448,264	—	40,448,264
India	—	14,648,072	—	14,648,072
Ireland	22,651,304	35,389,526	—	58,040,830
Japan	—	171,324,250	—	171,324,250
Netherlands	—	53,582,965	—	53,582,965
Norway	—	20,929,206	—	20,929,206
Peru	28,158,684	—	—	28,158,684
Portugal	—	7,812,506	—	7,812,506
Russia	—	35,947,418	—	35,947,418

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (concluded) September 30, 2012 (unaudited)	Baillie Gifford International Equity Fund

	Level 1	Level 2	Level 3	Total

Singapore	$—	$58,549,436	$—	$58,549,436
South Africa	—	60,670,236	—	60,670,236
South Korea	—	85,810,613	—	85,810,613
Spain	—	31,333,592	—	31,333,592
Sweden	—	105,216,620	—	105,216,620
Switzerland	—	58,665,352	—	58,665,352
Taiwan	—	75,258,473	—	75,258,473
Turkey	—	37,659,657	—	37,659,657
United Kingdom	—	382,102,902	—	382,102,902
United States	10,817,208	—	—	10,817,208

Total Common Stocks	223,503,383	1,702,340,152	—	1,925,843,535

Preferred Stocks
Brazil	32,111,089	—	—	32,111,089

Total	$255,614,472	$1,702,340,152	$—	$1,957,954,624

Fair value of Level 2 and Level 1 investments at December 31, 2011 was $999,345,962 and $260,578,902, respectively. $0 was transferred out of Level 2 into Level 1 and $11,659,277 was transferred out of Level 1 into Level 2 during the period ended September 30, 2012. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS
September 30, 2012 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

COMMON STOCKS - 96.4%
ARGENTINA - 0.1%
MercadoLibre, Inc.	19,200	$1,584,960

AUSTRALIA - 5.8%
Brambles Ltd.	3,659,630	26,518,538
Cochlear Ltd.	17,486	1,213,112
Fortescue Metals Group Ltd.	7,249,196	25,988,868
Woodside Petroleum Ltd.	963,575	32,962,589
Woolworths Ltd.	915,600	27,263,821

		113,946,928

BRAZIL - 1.2%
BM&F Bovespa SA	2,831,600	17,054,550
OGX Petroleo e Gas Participacoes SA (a)	2,103,500	6,422,822
OGX Petroleo e Gas Participacoes SA ADR (a)	78,400	236,768

		23,714,140

CHILE - 0.6%
Sociedad Quimica y Minera de Chile SA ADR	189,500	11,680,780

CHINA - 11.5%
AIA Group Ltd.	8,031,200	29,759,063
Baidu, Inc. ADR (a)	744,700	86,995,854
CNOOC Ltd.	6,486,000	13,168,785
Hong Kong Exchanges and Clearing Ltd.	1,254,000	18,839,848
Ports Design Ltd.	1,294,500	995,741
Tencent Holdings Ltd.	2,033,000	68,828,610
Youku, Inc. ADR (a)	456,885	8,402,115

		226,990,016

DENMARK - 3.8%
Novo Nordisk A/S, B Shares	331,313	52,140,038
Novozymes A/S, B Shares	699,090	19,281,912
Vestas Wind Systems A/S (a)	410,038	2,908,847

		74,330,797

FRANCE - 6.7%
Compagnie Generale d’Optique Essillor International SA	327,766	30,671,036
L’Oreal SA	400,158	49,475,958
PPR	335,526	51,496,696

		131,643,690

GERMANY - 4.1%
Adidas AG	456,232	37,438,968
Aixtron SE NA	854,909	11,307,260
Axel Springer AG	194,778	8,447,586
HeidelbergCement AG	247,975	13,024,589
SMA Solar Technology AG	172,524	6,042,505
Volkswagen AG	27,731	4,648,329

		80,909,237

INDIA - 0.9%
Housing Development Finance Corp.	744,200	10,901,763
Reliance Capital Ltd.	914,600	7,449,441

		18,351,204

IRELAND - 0.6%
James Hardie Industries SE CDI	1,292,501	11,608,560

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

ISRAEL - 0.3%
Teva Pharmaceutical Industries Ltd. ADR	160,175	$6,632,847

ITALY - 2.7%
Fiat SpA (a)	6,880,309	36,800,962
UniCredit SpA (a)	3,852,087	16,029,846

		52,830,808

JAPAN - 7.9%
Gree, Inc.	1,490,900	27,218,799
HOYA Corp.	448,500	9,839,267
Kyocera Corp.	131,000	11,351,013
Rakuten, Inc.	5,260,700	53,491,061
Rohm Co., Ltd.	166,000	5,590,208
Sanrio Co., Ltd.	307,200	10,987,509
SMC Corp.	195,000	31,382,068
Yamada Denki Co., Ltd.	148,670	6,521,727

		156,381,652

LUXEMBOURG - 0.5%
Oriflame Cosmetics SA SDR	248,959	8,533,710
Reinet Investments SCA (a)	43,081	802,738

		9,336,448

PERU - 0.7%
Credicorp Ltd.	112,887	14,142,483

PORTUGAL - 0.9%
Jeronimo Martins SGPS SA	1,027,937	17,160,938

RUSSIA - 0.5%
Mail.ru Group Ltd.	306,205	10,255,745

SINGAPORE - 0.6%
Singapore Exchange Ltd.	2,236,000	12,708,637

SOUTH AFRICA - 0.3%
Impala Platinum Holdings Ltd.	356,300	5,951,400

SOUTH KOREA - 3.2%
Celltrion, Inc.	421,810	10,571,040
NHN Corp.	86,753	22,610,315
Samsung Electronics Co., Ltd.	23,379	28,173,992
Samsung Electronics Co., Ltd. GDR Reg S	1,500	904,727

		62,260,074

SPAIN - 5.4%
Banco Santander SA (a)	5,143,359	38,392,117
Inditex SA	556,156	69,103,980

		107,496,097

SWEDEN - 8.3%
Alfa Laval AB	1,186,678	21,562,869
Atlas Copco AB, A Shares	2,997,444	70,039,389
Sandvik AB	1,909,943	25,977,079
Svenska Handelsbanken AB, A Shares	1,205,343	45,235,320

		162,814,657

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

SWITZERLAND - 8.2%
ABB Ltd. (a)	1,215,075	$22,798,663
Compagnie Financiere Richemont SA, Br A	849,569	51,010,831
Geberit AG (a)	125,232	27,275,873
Swatch Group AG (The)	19,604	7,828,946
Syngenta AG	143,407	53,646,036

		162,560,349

TAIWAN - 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	876,406	13,864,743

TURKEY - 1.3%
BIM Birlesik Magazalar A/S	226,693	9,457,732
Turkiye Garanti Bankasi A/S	4,074,659	17,022,507

		26,480,239

UNITED KINGDOM - 19.6%
ARM Holdings Plc.	4,746,000	44,297,653
BG Group Plc.	1,145,251	23,173,903
BHP Billiton Plc.	1,791,055	55,931,333
British American Tobacco Plc.	959,259	49,290,150
Meggitt Plc.	4,748,189	30,302,673
Prudential Plc.	4,736,938	61,510,601
Rolls-Royce Holdings Plc. (a)	3,737,520	50,986,256
SABMiller Plc.	369,000	16,236,072
Signet Jewelers Ltd.	101,272	4,915,281
Standard Chartered Plc.	2,193,638	49,705,594

		386,349,516

Total Common Stocks (cost $1,609,640,110)		1,901,986,945

PREFERRED STOCKS - 1.9%
BRAZIL - 0.9%
Itau Unibanco Holding SA ADR	1,153,380	17,623,647

GERMANY - 1.0%
Porsche Automobil Holding SE	317,667	19,035,985

Total Preferred Stocks
(cost $42,200,337)		36,659,632

TOTAL INVESTMENTS - 98.3% (cost $1,651,840,447)		1,938,646,577
Other assets less liabilities - 1.7%		33,516,445

NET ASSETS - 100.0%		$1,972,163,022

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - CHESS Depositary Interest.
GDR - Global Depositary Receipt.
SDR - Swedish Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2012 (unaudited)	Baillie Gifford EAFE Fund

At September 30, 2012, the aggregate cost of investment securities for income tax purposes was $1,651,840,447. Net unrealized appreciation aggregated $286,806,130 of which $421,885,536 related to appreciated investment securities and $135,079,406 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks
Argentina	$1,584,960	$—	$—	$1,584,960
Australia	—	113,946,928	—	113,946,928
Brazil	23,714,140	—	—	23,714,140
Chile	11,680,780	—	—	11,680,780
China	95,397,969	131,592,047	—	226,990,016
Denmark	—	74,330,797	—	74,330,797
France	—	131,643,690	—	131,643,690
Germany	—	80,909,237	—	80,909,237
India	—	18,351,204	—	18,351,204
Ireland	—	11,608,560	—	11,608,560
Israel	6,632,847	—	—	6,632,847
Italy	—	52,830,808	—	52,830,808
Japan	—	156,381,652	—	156,381,652
Luxembourg	802,738	8,533,710	—	9,336,448
Peru	14,142,483	—	—	14,142,483
Portugal	—	17,160,938	—	17,160,938
Russia	—	10,255,745	—	10,255,745
Singapore	—	12,708,637	—	12,708,637
South Africa	—	5,951,400	—	5,951,400
South Korea	—	62,260,074	—	62,260,074
Spain	—	107,496,097	—	107,496,097
Sweden	—	162,814,657	—	162,814,657
Switzerland	—	162,560,349	—	162,560,349
Taiwan	13,864,743	—	—	13,864,743
Turkey	—	26,480,239	—	26,480,239
United Kingdom	—	386,349,516	—	386,349,516

Total Common Stocks	167,820,660	1,734,166,285	—	1,901,986,945

Preferred Stocks
Brazil	17,623,647	—	—	17,623,647
Germany	—	19,035,985	—	19,035,985

Total Preferred Stocks	17,623,647	19,035,985	—	36,659,632

Total	$185,444,307	$1,753,202,270	$—	$1,938,646,577

Fair value of Level 2 and Level 1 investments at December 31, 2011 was $ 1,462,351,446 and $194,036,089, respectively. $696,453 was transferred out of Level 2 into Level 1 and $0 was transferred out of Level 1 into Level 2 during the period ended September 30, 2012. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS
September 30, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

COMMON STOCKS - 98.1%
AUSTRALIA - 7.7%
Aristocrat Leisure Ltd.	616,558	$1,707,976
Brambles Ltd.	258,106	1,870,296
Cochlear Ltd.	53,410	3,705,382
Mesoblast Ltd. (a)	135,884	939,186
Seek Ltd.	261,347	1,843,527
Treasury Wine Estates Ltd.	371,007	1,928,562
Woolworths Ltd.	46,911	1,396,869

		13,391,798

BELGIUM - 0.6%
Colruyt SA	22,217	967,955

BERMUDA - 1.2%
Seadrill Ltd.	55,177	2,167,605

BRAZIL - 0.5%
Petroleo Brasileiro SA ADR	35,900	792,313

CHINA - 6.4%
BOC Hong Kong Holdings Ltd.	498,500	1,576,555
Cafe de Coral Holdings Ltd.	668,000	1,870,642
Hong Kong Exchanges and Clearing Ltd.	56,700	851,849
Jardine Strategic Holdings Ltd.	80,400	2,721,783
Li & Fung Ltd.	1,388,000	2,140,372
Mindray Medical International Ltd. ADR	59,700	2,006,517

		11,167,718

DENMARK - 5.5%
Carlsberg A/S, B Shares	46,494	4,118,935
Jyske Bank A/S (a)	45,775	1,354,856
Novo Nordisk A/S, B Shares	16,223	2,553,078
Novozymes A/S, B Shares	53,070	1,463,747

		9,490,616

FINLAND - 1.9%
Kone Oyj, B Shares	47,522	3,293,703

FRANCE - 3.3%
BioMerieux	16,252	1,508,145
Legrand SA	45,867	1,728,894
Total SA	50,687	2,521,674

		5,758,713

GERMANY - 1.8%
Adidas AG	21,758	1,785,489
Celesio AG	74,159	1,324,106

		3,109,595

INDIA - 0.9%
Mahindra & Mahindra Ltd. GDR	96,122	1,575,824

ITALY - 2.6%
EXOR SpA	114,758	2,891,638
Fiat Industrial SpA	165,380	1,619,599

		4,511,237

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

JAPAN - 14.8%
Asahi Group Holdings Ltd.	100,900	$2,488,307
Fast Retailing Co., Ltd.	8,700	2,020,473
Inpex Corp.	279	1,658,584
Kao Corp.	89,300	2,625,534
MS&AD Insurance Group Holdings, Inc.	147,700	2,549,653
Namco Bandai Holdings, Inc.	131,000	2,219,282
Olympus Corp. (a)	89,200	1,741,519
Rakuten, Inc.	152,500	1,550,628
Rohm Co., Ltd.	24,800	835,164
Sankyo Co., Ltd.	33,400	1,553,876
Shimano, Inc.	25,700	1,865,983
SMC Corp.	9,500	1,528,870
THK Co., Ltd.	150,100	2,293,453
Yamaha Motor Co., Ltd.	78,800	687,697

		25,619,023

NETHERLANDS - 0.8%
QIAGEN NV (a)	74,714	1,377,561

SINGAPORE - 1.5%
United Overseas Bank Ltd.	165,163	2,633,855

SOUTH AFRICA - 1.1%
Clicks Group Ltd. (a)	272,045	1,885,980

SOUTH KOREA - 1.1%
Samsung Electronics Co., Ltd. GDR Reg S	3,300	1,990,400

SPAIN - 2.0%
Corporacion Financiera Alba	33,976	1,297,468
Distribuidora Internacional de Alimentacion SA	386,620	2,135,103

		3,432,571

SWEDEN - 8.4%
Atlas Copco AB, B Shares	198,803	4,167,188
Investment AB Kinnevik, Class B	82,492	1,714,886
Investor AB, B Shares	103,467	2,280,107
Scania AB, B Shares	101,292	1,862,149
Svenska Handelsbanken AB, A Shares	122,255	4,588,108

		14,612,438

SWITZERLAND - 8.9%
Geberit AG (a)	8,913	1,941,276
Nestle SA	70,470	4,446,472
Roche Holding AG - Genusschein	29,736	5,562,020
Schindler Holding AG, Participating Certificates	15,802	1,945,577
UBS AG (a)	126,172	1,536,367

		15,431,712

TAIWAN - 1.6%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	143,118	900,169
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	123,000	1,945,860

		2,846,029

TURKEY - 1.2%
Turkiye Garanti Bankasi A/S	493,407	2,061,283

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

UNITED KINGDOM - 21.3%
AMEC Plc.	67,321	$1,249,315
ASOS Plc. (a)	74,239	2,636,061
BG Group Plc.	99,033	2,003,911
BHP Billiton Plc.	98,000	3,060,359
Hargreaves Lansdown Plc.	195,000	1,983,276
Imperial Tobacco Group Plc.	62,200	2,304,303
Intertek Group Plc.	61,000	2,704,434
John Wood Group Plc.	258,432	3,360,347
Johnson Matthey Plc.	84,529	3,301,698
Kazakhmys Plc.	109,000	1,222,941
Mitchells & Butlers Plc. (a)	394,334	1,858,555
Pearson Plc.	81,600	1,595,167
Rightmove Plc.	107,304	2,719,709
Standard Chartered Plc.	111,356	2,523,213
Unilever Plc.	74,905	2,734,934
Weir Group Plc. (The)	58,000	1,660,374

		36,918,597

UNITED STATES - 3.0%
Coca-Cola Enterprises, Inc.	68,589	2,144,778
Mettler-Toledo International, Inc. (a)	11,622	1,984,340
Protalix BioTherapeutics, Inc. (a)	210,759	1,091,732

		5,220,850

Total Common Stocks (cost $159,949,113)		170,257,376

PREFERRED STOCKS - 0.4%
BRAZIL - 0.4%
Itau Unibanco Holding SA ADR	49,400	754,832

Total Preferred Stocks (cost $1,099,342)		754,832

TOTAL INVESTMENTS - 98.5% (cost $161,048,455)		171,012,208
Other assets less liabilities - 1.5%		2,559,841

NET ASSETS - 100.0%		$173,572,049

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2012, the aggregate cost of investment securities for income tax purposes was $161,048,455. Net unrealized appreciation aggregated $9,963,753 of which $19,788,445 related to appreciated investment securities and $9,824,692 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2012 (unaudited)	Baillie Gifford EAFE Choice Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks
Australia	$—	$13,391,798	$—	$13,391,798
Belgium	—	967,955	—	967,955
Bermuda	—	2,167,605	—	2,167,605
Brazil	792,313	—	—	792,313
China	2,006,517	9,161,201	—	11,167,718
Denmark	—	9,490,616	—	9,490,616
Finland	—	3,293,703	—	3,293,703
France	—	5,758,713	—	5,758,713
Germany	—	3,109,595	—	3,109,595
India	1,575,824	—	—	1,575,824
Italy	—	4,511,237	—	4,511,237
Japan	—	25,619,023	—	25,619,023
Netherlands	—	1,377,561	—	1,377,561
Singapore	—	2,633,855	—	2,633,855
South Africa	—	1,885,980	—	1,885,980
South Korea	—	1,990,400	—	1,990,400
Spain	—	3,432,571	—	3,432,571
Sweden	—	14,612,438	—	14,612,438
Switzerland	—	15,431,712	—	15,431,712
Taiwan	1,945,860	900,169	—	2,846,029
Turkey	—	2,061,283	—	2,061,283
United Kingdom	—	36,918,597	—	36,918,597
United States	5,220,850	—	—	5,220,850

Total Common Stocks	11,541,364	158,716,012	—	170,257,376

Preferred Stocks
Brazil	754,832	—	—	754,832

Total	$12,296,196	$158,716,012	$—	$171,012,208

Fair value of Level 2 and Level 1 investments at December 31, 2011 was $136,828,451 and $13,361,369, respectively. $0 was transferred out of Level 2 into Level 1 and $2,338,986 was transferred out of Level 1 into Level 2 during the period ended September 30, 2012. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS September 30, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

COMMON STOCKS - 92.7%
ARGENTINA - 0.7%
MercadoLibre, Inc.	37,000	$3,054,350

AUSTRALIA - 1.5%
African Petroleum Corp., Ltd. (a)	5,211,000	6,486,453

BRAZIL - 2.9%
Embraer SA ADR	198,000	5,270,760
JBS SA (a)	1,519,100	4,983,112
Tractebel Energia SA	134,500	2,119,756

		12,373,628

CANADA - 0.8%
Niko Resources Ltd.	239,000	3,301,414

CHINA - 17.3%
Beijing Enterprises Holdings Ltd.	372,000	2,475,098
China Mobile Ltd.	1,702,000	18,868,223
China Petroleum & Chemical Corp., Class H	3,718,000	3,448,765
China Railway Construction Corp. Ltd., Class H	4,077,500	3,629,822
China Resources Enterprise Ltd.	1,224,000	4,072,925
China Taiping Insurance Holdings Co., Ltd. (a)	1,288,000	2,009,753
CNOOC Ltd.	2,912,000	5,912,350
CSR Corp., Ltd., Class H	4,673,000	3,070,525
Hang Lung Properties Ltd.	1,535,000	5,226,490
Hengan International Group Co., Ltd.	441,000	4,154,657
Kunlun Energy Co., Ltd.	2,588,000	4,512,638
Lenovo Group Ltd.	4,624,000	3,812,028
Tencent Holdings Ltd.	170,000	5,755,467
Want Want China Holdings Ltd.	4,740,000	6,033,826

		72,982,567

EGYPT - 1.0%
Commercial International Bank Egypt SAE	210,181	1,206,305
Egyptian Financial Group - Hermes Holding SAE (a)	1,485,592	2,899,310

		4,105,615

GUERNSEY - 0.1%
Chariot Oil & Gas Ltd. (a)	844,099	409,887

INDIA - 8.1%
ACC Ltd.	120,700	3,356,911
Axis Bank Ltd.	154,536	3,318,552
HCL Technologies Ltd.	145,434	1,587,856
Housing Development Finance Corp.	356,700	5,225,288
Infrastructure Development Finance Co., Ltd.	1,514,200	4,419,083
Mahindra & Mahindra Ltd.	556,303	9,097,555
Satyam Computer Services Ltd. (a)	124,130	260,419
Tech Mahindra Ltd.	238,256	4,383,936
Titan Industries Ltd.	523,300	2,587,166

		34,236,766

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued) September 30, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

INDONESIA - 2.9%
Bank Mandiri Persero Tbk PT	2,794,500	$2,384,575
Bank Negara Indonesia Persero Tbk PT	7,162,000	2,925,007
Perusahaan Gas Negara Persero Tbk PT	5,177,500	2,225,315
Semen Gresik Persero Tbk PT	3,191,000	4,804,774

		12,339,671

MALAYSIA - 2.5%
CIMB Group Holdings Bhd	2,086,300	5,109,987
Public Bank Bhd	277,200	1,302,687
Public Bank Bhd - Foreign Market	888,400	4,177,573

		10,590,247

MEXICO - 4.0%
America Movil SAB de CV, Series L ADR	429,600	10,929,024
Wal-Mart de Mexico SAB de CV, Series V	2,147,460	6,047,773

		16,976,797

PANAMA - 0.7%
Copa Holdings SA, Class A	37,600	3,055,752

RUSSIA - 4.4%
NovaTek OAO GDR Reg S	48,400	5,745,974
Sberbank of Russia ADR	846,800	9,978,045
X5 Retail Group NV GDR Reg S (a)	133,100	2,805,807

		18,529,826

SOUTH AFRICA - 3.4%
Africa Oil Corp. (a)	682,600	6,728,099
Massmart Holdings Ltd.	121,448	2,435,224
Naspers Ltd., N Shares	86,400	5,358,698

		14,522,021

SOUTH KOREA - 18.1%
Celltrion, Inc.	63,390	1,588,626
Cheil Industries, Inc.	53,400	4,850,427
Daum Communications Corp.	47,200	4,804,246
E-Mart Co., Ltd.	23,410	5,093,993
Fila Korea Ltd.	19,665	1,280,908
Hankook Tire Co., Ltd.	51,800	1,938,844
Hyundai Glovis Co., Ltd.	21,400	4,667,695
Hyundai Marine & Fire Insurance Co., Ltd.	116,200	3,596,745
Hyundai Mobis	15,000	4,170,077
Hyundai Wia Corp.	13,570	2,277,300
LG Household & Health Care Ltd.	4,000	2,278,016
Mando Corp.	15,200	2,096,354
NCSoft Corp.	17,400	3,716,641
NHN Corp.	34,400	8,965,625
Samsung Electronics Co., Ltd.	15,950	19,221,317
Samsung Fire & Marine Insurance Co., Ltd.	28,000	5,991,308

		76,538,122

TAIWAN - 11.7%
China Life Insurance Co., Ltd. (a)	9,414,064	8,650,961
Delta Electronics, Inc.	1,559,000	6,014,207
Far Eastern Department Stores Co., Ltd.	3,413,502	3,666,584
Hon Hai Precision Industry Co., Ltd.	3,734,839	11,693,955
HTC Corp.	283,000	2,732,844
Quanta Computer, Inc.	814,000	2,158,283
Taiwan Semiconductor Manufacturing Co., Ltd.	4,655,310	14,321,008

		49,237,842

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued) September 30, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

THAILAND - 1.8%
Kasikornbank PCL NVDR	762,400	$4,509,529
Siam Commercial Bank PCL NVDR	556,100	3,035,374

		7,544,903

TURKEY - 1.9%
Turkiye Garanti Bankasi A/S	1,147,523	4,793,952
Turkiye Is Bankasi, Class C	1,010,800	3,176,902

		7,970,854

TURKMENISTAN - 4.1%
Dragon Oil Plc.	1,752,815	17,163,593

UNITED KINGDOM - 4.8%
Gulf Keystone Petroleum Ltd. (a)	2,641,705	10,054,514
Tullow Oil Plc.	465,900	10,335,620

		20,390,134

Total Common Stocks (cost $325,058,645)		391,810,442

PREFERRED STOCKS - 4.7%
BRAZIL - 3.1%
Banco Bradesco SA	340,729	5,460,740
Companhia Energetica de Minas Gerais	215,152	2,610,798
Itau Unibanco Holding SA	133,700	2,024,708
Itausa - Investimentos Itau SA	637,878	2,841,306

		12,937,552

SOUTH KOREA - 1.6%
Samsung Electronics Co., Ltd.	9,735	6,881,003

Total Preferred Stocks (cost $13,502,511)		19,818,555

TOTAL INVESTMENTS - 97.4% (cost $338,561,156)		411,628,997
Other assets less liabilities - 2.6%		10,967,940

NET ASSETS - 100.0%		$422,596,937

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non-Voting Depositary Receipt.
PCL - Public Company Limited.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2012, the aggregate cost of investment securities for income tax purposes was $338,561,156. Net unrealized appreciation aggregated $73,067,841 of which $87,226,995 related to appreciated investment securities and $14,159,154 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (concluded) September 30, 2012 (unaudited)	Baillie Gifford Emerging Markets Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks
Argentina	$3,054,350	$—	$—	$3,054,350
Australia	6,486,453	—	—	6,486,453
Brazil	12,373,628	—	—	12,373,628
Canada	3,301,414	—	—	3,301,414
China	—	72,982,567	—	72,982,567
Egypt	—	4,105,615	—	4,105,615
Guernsey	—	409,887	—	409,887
India	—	34,236,766	—	34,236,766
Indonesia	—	12,339,671	—	12,339,671
Malaysia	—	10,590,247	—	10,590,247
Mexico	16,976,797	—	—	16,976,797
Panama	3,055,752	—	—	3,055,752
Russia	—	18,529,826	—	18,529,826
South Africa	6,728,099	7,793,922	—	14,522,021
South Korea	1,938,844	74,599,278	—	76,538,122
Taiwan	—	49,237,842	—	49,237,842
Thailand	—	7,544,903	—	7,544,903
Turkey	—	7,970,854	—	7,970,854
Turkmenistan	—	17,163,593	—	17,163,593
United Kingdom	—	20,390,134	—	20,390,134

Total Common Stocks	53,915,337	337,895,105	—	391,810,442

Preferred Stocks
Brazil	12,937,552	—	—	12,937,552
South Korea	—	6,881,003	—	6,881,003

Total Preferred Stocks	12,937,552	6,881,003	—	19,818,555

Total	$66,852,889	$344,776,108	$—	$411,628,997

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS
September 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

COMMON STOCKS - 97.0%
ARGENTINA - 0.5%
Arcos Dorados Holdings, Inc., Class A	83,887	$1,294,376

AUSTRALIA - 1.4%
Brambles Ltd.	349,781	2,534,595
Cochlear Ltd.	14,135	980,632

		3,515,227

BRAZIL - 2.8%
BM&F Bovespa SA	416,400	2,507,951
OdontoPrev SA	283,200	1,578,572
OGX Petroleo e Gas Participacoes SA (a)	319,200	974,644
Petroleo Brasileiro SA ADR	81,900	1,807,533

		6,868,700

CANADA - 3.0%
Fairfax Financial Holdings Ltd.	8,602	3,327,512
Ritchie Bros. Auctioneers, Inc.	83,321	1,602,263
Ultra Petroleum Corp. (a)	104,824	2,304,031

		7,233,806

CHINA - 4.9%
Baidu, Inc. ADR (a)	10,900	1,273,338
China Mobile Ltd.	200,500	2,222,725
Jardine Matheson Holdings Ltd.	45,200	2,565,892
Mindray Medical International Ltd. ADR	102,687	3,451,310
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,420,000	1,824,884
SINA Corp. (a)	9,900	640,332

		11,978,481

DENMARK - 1.6%
Carlsberg A/S, B Shares	32,120	2,845,533
Jyske Bank A/S (a)	37,199	1,101,022

		3,946,555

GERMANY - 0.7%
Deutsche Boerse AG	31,503	1,743,304

GREECE - 1.3%
Coca-Cola Hellenic Bottling Co. SA (a)	174,458	3,255,198

INDONESIA - 0.4%
Bank Negara Indonesia Persero Tbk PT	2,333,000	952,812

IRELAND - 1.3%
CRH Plc.	43,546	838,286
Ryanair Holdings Plc. ADR (a)	71,631	2,310,100

		3,148,386

JAPAN - 4.9%
Inpex Corp.	567	3,370,672
Namco Bandai Holdings, Inc.	189,500	3,210,336
Olympus Corp. (a)	68,000	1,327,615
Rohm Co., Ltd.	35,500	1,195,496
Tokyo Electron Ltd.	20,100	856,261
Yamaha Motor Co., Ltd.	233,200	2,035,164

		11,995,544

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

MEXICO - 1.0%
America Movil SAB de CV, Series L ADR	97,300	$2,475,312

NETHERLANDS - 1.2%
QIAGEN NV (a)	70,800	1,310,508
VistaPrint NV (a)	47,894	1,635,580

		2,946,088

NORWAY - 1.1%
Norsk Hydro ASA	279,940	1,315,549
Schibsted ASA	34,934	1,336,949

		2,652,498

SINGAPORE - 1.0%
DBS Group Holdings Ltd.	199,000	2,324,370

SOUTH AFRICA - 3.3%
Clicks Group Ltd. (a)	397,123	2,753,096
Naspers Ltd., N Shares	86,179	5,344,991

		8,098,087

SOUTH KOREA - 1.7%
Samsung Electronics Co., Ltd. GDR Reg S	6,766	4,080,924

SWEDEN - 5.5%
Atlas Copco AB, B Shares	151,696	3,179,760
Investor AB, B Shares	94,169	2,075,207
Svenska Handelsbanken AB, A Shares	183,207	6,875,576
Volvo AB, B Shares	89,347	1,255,277

		13,385,820

SWITZERLAND - 7.9%
Compagnie Financiere Richemont SA, Br A	74,647	4,482,044
Julius Baer Group Ltd.	50,758	1,770,490
Nestle SA	78,722	4,967,152
Roche Holding AG - Genusschein	25,451	4,760,525
Schindler Holding AG, Participating Certificates	27,506	3,386,600

		19,366,811

TAIWAN - 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	222,800	3,524,696

TURKEY - 1.3%
BIM Birlesik Magazalar A/S	42,126	1,757,515
Turkiye Garanti Bankasi A/S ADR	323,211	1,399,504

		3,157,019

TURKMENISTAN - 0.6%
Dragon Oil Plc.	146,089	1,430,506

UNITED KINGDOM - 12.1%
Aggreko Plc.	43,186	1,616,654
British American Tobacco Plc.	50,462	2,592,918
Bunzl Plc.	179,701	3,222,573
Hays Plc.	883,723	1,103,205
HSBC Holdings Plc.	246,795	2,292,672
Prudential Plc.	487,019	6,324,092
Rolls-Royce Holdings Plc. (a)	254,010	3,465,137
Vodafone Group Plc.	794,349	2,257,255
Wolseley Plc.	157,704	6,745,960

		29,620,466

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

UNITED STATES - 36.0%
Altera Corp.	50,290	$1,709,106
Amazon.Com, Inc. (a)	23,646	6,013,651
Bed Bath & Beyond, Inc. (a)	26,847	1,691,361
CarMax, Inc. (a)	76,864	2,175,251
Deere & Co.	24,094	1,987,514
Dolby Laboratories, Inc., Class A (a)	28,160	922,240
eBay, Inc. (a)	114,532	5,544,494
EOG Resources, Inc.	26,180	2,933,469
Express Scripts Holding Co. (a)	23,798	1,491,421
First Republic Bank	67,094	2,312,059
FLIR Systems, Inc.	117,907	2,355,192
Google, Inc., Class A (a)	5,831	4,399,489
Harley-Davidson, Inc.	57,605	2,440,724
Illumina, Inc. (a)	23,502	1,132,796
Intuitive Surgical, Inc. (a)	1,972	977,382
Life Technologies Corp. (a)	51,480	2,516,342
Markel Corp. (a)	8,395	3,849,024
Mastercard, Inc., Class A	8,969	4,049,324
Mohawk Industries, Inc. (a)	34,534	2,763,411
Moody’s Corp.	69,211	3,057,050
National Oilwell Varco, Inc.	25,397	2,034,554
New York Community Bancorp, Inc.	214,850	3,042,276
Omnicom Group, Inc.	66,085	3,407,343
PepsiCo, Inc.	49,423	3,497,666
Philip Morris International, Inc.	40,299	3,624,492
Praxair, Inc.	20,083	2,086,222
Progressive Corp. (The)	61,047	1,266,115
Royal Caribbean Cruises Ltd.	86,183	2,603,588
Seattle Genetics, Inc. (a)	51,500	1,387,925
Teradata Corp. (a)	15,177	1,144,498
Walt Disney Co. (The)	57,453	3,003,643
Waters Corp. (a)	31,659	2,638,144
WellPoint, Inc.	29,782	1,727,654
Xilinx, Inc.	68,068	2,274,152

		88,059,572

Total Common Stocks (cost $217,398,749)		237,054,558

PREFERRED STOCKS - 1.1%
BRAZIL - 1.1%
Vale SA ADR	149,100	2,588,376

Total Preferred Stocks (cost $3,079,780)		2,588,376

TOTAL INVESTMENTS - 98.1% (cost $220,478,529)		239,642,934
Other assets less liabilities - 1.9%		4,733,688

NET ASSETS - 100.0%		$244,376,622

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2012, the aggregate cost of investment securities for income tax purposes was $220,478,529. Net unrealized appreciation aggregated $19,164,405 of which $23,188,561 related to appreciated investment securities and $4,024,156 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) fair value:

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s assets carried at

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks
Argentina	$1,294,376	$—	$—	$1,294,376
Australia	—	3,515,227	—	3,515,227
Brazil	6,868,700	—	—	6,868,700
Canada	7,233,806	—	—	7,233,806
China	5,364,980	6,613,501	—	11,978,481
Denmark	—	3,946,555	—	3,946,555
Germany	—	1,743,304	—	1,743,304
Greece	3,255,198	—	—	3,255,198
Indonesia	—	952,812	—	952,812
Ireland	2,310,100	838,286	—	3,148,386
Japan	—	11,995,544	—	11,995,544
Mexico	2,475,312	—	—	2,475,312
Netherlands	2,946,088	—	—	2,946,088
Norway	—	2,652,498	—	2,652,498
Singapore	—	2,324,370	—	2,324,370
South Africa	—	8,098,087	—	8,098,087
South Korea	—	4,080,924	—	4,080,924
Sweden	—	13,385,820	—	13,385,820
Switzerland	—	19,366,811	—	19,366,811
Taiwan	3,524,696	—	—	3,524,696
Turkey	1,399,504	1,757,515	—	3,157,019
Turkmenistan	—	1,430,506	—	1,430,506
United Kingdom	—	29,620,466	—	29,620,466
United States	88,059,572	—	—	88,059,572

Total Common Stocks	124,732,332	112,322,226	—	237,054,558

Preferred Stocks
Brazil	2,588,376	—	—	2,588,376

Total	$127,320,708	$112,322,226	$—	$239,642,934

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS (concluded)
September 30, 2012 (unaudited)	Baillie Gifford Global Alpha Equity Fund

Fair value of Level 2 and Level 1 investments at December 31, 2011 was $51,748,839 and $51,715,811, respectively. $0 was transferred out of Level 2 into Level 1 and $1,538,325 was transferred out of Level 1 into Level 2 during the period ended September 30, 2012. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012.

PORTFOLIO OF INVESTMENTS September 30, 2012 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

COMMON STOCKS - 94.6%
AUSTRALIA - 7.4%
Aristocrat Leisure Ltd.	82,278	$227,925
Brambles Ltd.	25,785	186,844
Cochlear Ltd.	4,472	310,250
Mesoblast Ltd. (a)	14,296	98,810
Seek Ltd.	22,266	157,063
Treasury Wine Estates Ltd.	38,056	197,822
Woolworths Ltd.	6,148	183,069

		1,361,783

BELGIUM - 0.6%
Colruyt SA	2,407	104,869

BERMUDA - 0.9%
Seadrill Ltd.	4,131	162,285

BRAZIL - 1.8%
Petroleo Brasileiro SA ADR	4,800	110,112
Vale SA ADR	12,000	214,800

		324,912

CANADA - 2.8%
Cenovus Energy, Inc.	3,614	126,128
Ensign Energy Services, Inc.	4,759	73,096
Fairfax Financial Holdings Ltd.	484	186,949
Potash Corp. of Saskatchewan, Inc.	2,822	122,657

		508,830

CHINA - 5.9%
Baidu, Inc. ADR (a)	1,300	151,866
BOC Hong Kong Holdings Ltd.	43,000	135,992
Cafe de Coral Holdings Ltd.	68,000	190,425
Hong Kong Exchanges and Clearing Ltd.	3,900	58,593
Jardine Strategic Holdings Ltd.	6,000	203,118
Li & Fung Ltd.	120,000	185,046
Mindray Medical International Ltd. ADR	4,628	155,547

		1,080,587

DENMARK - 4.9%
Carlsberg A/S, B Shares	5,083	450,306
Jyske Bank A/S (a)	4,301	127,302
Novo Nordisk A/S, B Shares	1,347	211,983
Novozymes A/S, B Shares	3,652	100,727

		890,318

FINLAND - 1.2%
Kone Oyj, B Shares	3,295	228,373

FRANCE - 2.2%
BioMerieux	1,267	117,574
Legrand SA	3,184	120,017
Total SA	3,215	159,946

		397,537

GERMANY - 1.3%
Adidas AG	1,699	139,422
Celesio AG	5,166	92,239

		231,661

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012

PORTFOLIO OF INVESTMENTS (continued) September 30, 2012 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

INDIA - 1.6%
GAIL India Ltd. GDR Reg S	3,058	$133,145
Mahindra & Mahindra Ltd. GDR	10,105	165,661

		298,806

INDONESIA - 0.9%
Bank Negara Indonesia Persero Tbk PT	407,500	166,426

ITALY - 1.9%
EXOR SpA	7,184	181,020
Fiat Industrial SpA	17,486	171,244

		352,264

JAPAN - 13.7%
Asahi Group Holdings Ltd.	10,100	249,077
Fast Retailing Co., Ltd.	900	209,014
Inpex Corp.	31	184,287
Kao Corp.	7,500	220,509
MS&AD Insurance Group Holdings, Inc.	12,200	210,601
Namco Bandai Holdings, Inc.	14,100	238,869
Olympus Corp. (a)	9,000	175,714
Rakuten, Inc.	13,900	141,336
Rohm Co., Ltd.	2,500	84,190
Sankyo Co., Ltd.	3,700	172,136
Shimano, Inc.	2,800	203,298
SMC Corp.	800	128,747
THK Co., Ltd.	14,500	221,553
Yamaha Motor Co., Ltd.	7,700	67,199

		2,506,530

MEXICO - 1.0%
Wal-Mart de Mexico SAB de CV, Series V	67,400	189,815

NETHERLANDS - 0.6%
QIAGEN NV (a)	6,404	118,076

PHILIPPINES - 0.5%
Puregold Price Club, Inc.	132,400	94,071

SINGAPORE - 1.3%
United Overseas Bank Ltd.	15,000	239,205

SOUTH AFRICA - 2.3%
Clicks Group Ltd. (a)	29,048	201,378
Naspers Ltd., N Shares	3,478	215,713

		417,091

SPAIN - 2.0%
Corporacion Financiera Alba	2,424	92,567
Distribuidora Internacional de Alimentacion SA	49,003	270,618

		363,185

SWEDEN - 7.5%
Atlas Copco AB, B Shares	17,365	363,994
Investment AB Kinnevik, B Shares	8,760	182,107
Investor AB, B Shares	8,280	182,467
Scania AB, B Shares	10,462	192,333
Svenska Handelsbanken AB, A Shares	12,245	459,543

		1,380,444

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012

PORTFOLIO OF INVESTMENTS (continued) September 30, 2012 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

SWITZERLAND - 6.8%
Geberit AG (a)	470	$102,367
Nestle SA	5,583	352,273
Roche Holding AG - Genusschein	2,659	497,357
Schindler Holding AG, Participating Certificates	1,593	196,134
UBS AG (a)	8,475	103,198

		1,251,329

TAIWAN - 2.3%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	44,550	280,207
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,700	137,634

		417,841

TURKEY - 2.6%
Turkiye Garanti Bankasi A/S ADR	59,548	257,843
Turkiye Is Bankasi	69,250	217,514

		475,357

UNITED KINGDOM - 17.8%
AMEC Plc.	6,000	111,345
ASOS Plc. (a)	6,331	224,800
BG Group Plc.	8,000	161,878
BHP Billiton Plc.	8,000	249,825
Hargreaves Lansdown Plc.	21,000	213,584
Imperial Tobacco Group Plc.	4,000	148,187
Intertek Group Plc.	6,000	266,010
John Wood Group Plc.	18,793	244,362
Johnson Matthey Plc.	8,000	312,479
Kazakhmys Plc.	9,000	100,977
Mitchells & Butlers Plc. (a)	35,360	166,657
Pearson Plc.	9,000	175,937
Rightmove Plc.	10,982	278,348
Standard Chartered Plc.	8,258	187,118
Unilever Plc.	7,661	279,719
Weir Group Plc. (The)	5,000	143,136

		3,264,362

UNITED STATES - 2.8%
Coca-Cola Enterprises, Inc.	7,010	219,203
Mettler-Toledo International, Inc. (a)	1,057	180,472
Protalix BioTherapeutics, Inc. (a)	21,014	108,852

		508,527

Total Common Stocks (cost $17,563,329)		17,334,484

PREFERRED STOCKS - 0.9%
BRAZIL - 0.9%
Itau Unibanco Holding SA ADR	10,700	163,496

Total Preferred Stocks (cost $180,109)		163,496

TOTAL INVESTMENTS - 95.5% (cost $17,743,438)		17,497,980
Other assets less liabilities - 4.5%		822,747

NET ASSETS - 100.0%		$18,320,727

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012

PORTFOLIO OF INVESTMENTS (concluded) September 30, 2012 (unaudited)	Baillie Gifford International Choice Fund

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2012, the aggregate cost of investment securities for income tax purposes was $17,743,438. Net unrealized depreciation aggregated $245,458 of which $63,427 related to appreciated investment securities and $308,885 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for securities in active and inactive markets)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks
Australia	$—	$1,361,783	$—	$1,361,783
Belgium	—	104,869	—	104,869
Bermuda	—	162,285	—	162,285
Brazil	324,912	—	—	324,912
Canada	508,830	—	—	508,830
China	307,413	773,174	—	1,080,587
Denmark	—	890,318	—	890,318
Finland	—	228,373	—	228,373
France	—	397,537	—	397,537
Germany	—	231,661	—	231,661
India	298,806	—	—	298,806
Indonesia	—	166,426	—	166,426
Italy	—	352,264	—	352,264
Japan	—	2,506,530	—	2,506,530
Mexico	189,815	—	—	189,815
Netherlands	—	118,076	—	118,076
Philippines	—	94,071	—	94,071
Singapore	—	239,205	—	239,205
South Africa	—	417,091	—	417,091
Spain	—	363,185	—	363,185
Sweden	—	1,380,444	—	1,380,444
Switzerland	—	1,251,329	—	1,251,329
Taiwan	137,634	280,207	—	417,841
Turkey	475,357	—	—	475,357
United Kingdom	—	3,264,362	—	3,264,362
United States	508,527	—	—	508,527

Total Common Stocks	2,751,294	14,583,190	—	17,334,484

Preferred Stocks
Brazil	163,496	—	—	163,496

Total Preferred Stocks	163,496	—	—	163,496

Total	$2,914,790	$14,583,190	$—	$17,497,980

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2012

Item 2. Controls and Procedures.

(a)

The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By	/s/ Peter Hadden

Peter Hadden, President

Date:	November 21, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter Hadden

Peter Hadden, President

Date:	November 21, 2012

By	/s/ Nigel Cessford

Nigel Cessford, Treasurer

Date:	November 21, 2012

EXHIBIT LIST

3(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.